CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Shareholders' equity Cumulative Effect, Period of Adoption, Adjustment	Shareholders' equity Cumulative Effect, Period of Adoption, Adjusted Balance	Shareholders' equity	Ordinary shares Common Class A Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares Common Class A	Ordinary shares Common Class B Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary shares Common Class B	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Statutory Reserve Cumulative Effect, Period of Adoption, Adjusted Balance	Statutory Reserve	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Common Class A	Common Class B	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total
Balance at beginning (in shares) at Sep. 30, 2021					13,000,000		2,000,000
Balance at beginning at Sep. 30, 2021			$ 2,526,443		$ 3,250		$ 500		$ 2,922,182		$ 20,747			$ (445,024)		$ 24,788						$ 2,526,443
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net loss			132,687											132,687								132,687
Foreign currency translation adjustment			(248,101)													(248,101)						(248,101)
Statutory reserve											14,701			(14,701)
Balance at end (in shares) at Sep. 30, 2022					13,000,000		2,000,000
Balance at end at Sep. 30, 2022			2,411,029		$ 3,250		$ 500		2,922,182		35,448			(327,038)		(223,313)						2,411,029
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Cash proceeds from IPO			1,900,000		$ 190				1,899,810													$ 1,900,000
Cash proceeds from IPO (in shares)					760,000																	760,000
Net loss			162,229											162,229								$ 162,229
Foreign currency translation adjustment			(29,439)													(29,439)						(29,439)
Balance at end (in shares) at Sep. 30, 2023				13,760,000	13,760,000	2,000,000	2,000,000											13,760,000	2,000,000
Balance at end at Sep. 30, 2023	$ (61,443)	$ 4,382,376	4,443,819	$ 3,440	$ 3,440	$ 500	$ 500	$ 4,821,992	4,821,992	$ 35,448	35,448	$ (61,443)	$ (226,252)	(164,809)	$ (252,752)	(252,752)				$ (61,443)	$ 4,382,376	4,443,819
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net loss			(2,065,011)											(2,065,011)								(2,065,011)
Foreign currency translation adjustment			36,523													36,523						36,523
Balance at end (in shares) at Mar. 31, 2024					13,760,000		2,000,000
Balance at end at Mar. 31, 2024			2,353,888		$ 3,440		$ 500		4,821,992		35,448			(2,291,263)		(216,229)						2,353,888
Balance at beginning (in shares) at Sep. 30, 2023				13,760,000	13,760,000	2,000,000	2,000,000											13,760,000	2,000,000
Balance at beginning at Sep. 30, 2023	$ (61,443)	$ 4,382,376	4,443,819	$ 3,440	$ 3,440	$ 500	$ 500	$ 4,821,992	4,821,992	$ 35,448	35,448	$ (61,443)	$ (226,252)	(164,809)	$ (252,752)	(252,752)				$ (61,443)	$ 4,382,376	4,443,819
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Net loss			(1,477,813)											(1,477,813)			$ 88,089					(1,389,724)
Foreign currency translation adjustment			66,618													66,618						66,618
Capital contribution from non-controlling shareholder																	2,985					$ 2,985
Balance at end (in shares) at Sep. 30, 2024					13,760,000		2,000,000											13,760,000	2,000,000			10,000
Balance at end at Sep. 30, 2024			2,971,181		$ 3,440		$ 500		4,821,992		35,448			(1,704,065)		(186,134)	91,074					$ 3,062,255
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Cash proceeds from IPO			10,350,000						10,349,482													10,350,000
Cash proceeds from IPO (in shares)					2,070,000
Offering cost deducted to capital			(1,885,650)						(1,885,650)													(1,885,650)
Non-controlling interest from acquisition																	206,970					206,970
Net loss			(4,824,831)											(4,824,831)			(73,134)					(4,897,965)
Foreign currency translation adjustment			(15,354)													(15,354)	(1)					$ (15,354)
Balance at end (in shares) at Mar. 31, 2025					15,830,000		2,000,000											15,830,000	2,000,000			10,000
Balance at end at Mar. 31, 2025			$ 6,595,346		$ 3,958		$ 500		$ 13,285,824		$ 35,448			$ (6,528,896)		$ (201,488)	$ 224,909					$ 6,820,255